VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Value of favorable charter party contracts
The value of charter-out contracts is summarized as follows:

(in thousands of $)	2019	2018	2017
Opening balance	34,953	53,686	76,099
Acquired time charter contracts from Quintana	—	—	(3,080)
Amortization charge	(18,732)	(18,733)	(19,333)
Total	16,221	34,953	53,686
Less: current portion	(12,148)	(18,732)	(18,732)
Non-current portion	4,073	16,221	34,954

Schedule of amortization of favorable charter party contracts	As of December 31, 2019, the remaining value of these charter-out contracts will be amortized as follows:

(in thousands of $)
2020	12,148
2021	4,073
Thereafter	—
16,221

Value of unfavorable charter party contracts
The value of charter-in contracts was related to the Golden Hawk operating lease acquired as part of the merger or business combination in 2015, and was classified under other current liabilities and other non-current liabilities, is summarized as follows:

(in thousands of $)	2019	2018	2017
Opening balance	—	4,798	5,470
Amortization of unfavorable time charter-in contract	—	(672)	(672)
Total	—	4,126	4,798
Less: current portion	—	(672)	(672)
Non-current portion	—	3,454	4,126